Prepayments, Other Receivables and Other Assets - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Receivables
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	$ 20,000	$ 291,000